OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
OTHER PAYABLES AND ACCRUED EXPENSES
Payables to a potential investor	$ 8,723,540	$ 8,574,254
Payable to Guizhou Eakan Investing Corp	2,087,030	2,121,392
Salaries and bonuses payable	26,439,393	23,543,535
Accruals for sales promotion fee	32,335,868	29,401,827
Payables for construction work	3,591,000	8,181,773
Other tax payables	1,802,797	1,456,184
Advance from customers	7,631,941	9,101,834
Deposits received	3,120,134	7,463,172
Amounts due within 12 months	1,172,158
Others	12,839,489	10,089,822
Total	$ 99,743,350	$ 99,933,793